Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Goodwill [Line Items]
Beginning balance		$ 1,976,851	$ 2,023,402
Foreign exchange		32,627	(16,601)
Reduction during the period	[1]	(2,402)
Ending balance		2,007,076	2,006,801
Merchant Solutions [Member]
Goodwill [Line Items]
Beginning balance	[2]	637,446	637,446
Foreign exchange	[2]		0
Reduction during the period	[1],[2]	(2,402)
Ending balance	[2]	635,044	637,446
Digital Wallet Segments [Member]
Goodwill [Line Items]
Beginning balance	[3]	1,339,405	1,385,956
Foreign exchange	[3]	32,627	(16,601)
Ending balance	[3]	$ 1,372,032	$ 1,369,355

[1]	Reductions to goodwill within the Merchant Solutions segment relate to the sale of the direct marketing payment processing business line (See Note 10). Goodwill was allocated using a fair value allocation methodology which considered an income and market approach (a Level 3 measurement) as well as the fair value consideration of the disposed business (a Level 2 measurement).
[2]	Accumulated impairment loss was $1,159,145 as of March 31, 2025 and December 31, 2024 within the Merchant Solutions segment.
[3]	Accumulated impairment loss was $723,042 as of March 31, 2025 and December 31, 2024 within the Digital Wallets segment.